Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Industrial Processes) (Detail) - Industrial Processes $ in Thousands	6 Months Ended
Jun. 30, 2026 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	$ 497,902
Morelos Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	852,295
Minatitlán Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	278,427
Pajaritos Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	7,108
Coatzacoalcos Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	(9,117)
Salamanca Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	(18,511)
Cosoleacaque Petrochemical Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	(63,076)
Cangrejera Ethylene Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	(236,482)
Tula Refinery
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Net reversal of impairment	$ (312,742)